Fair Value - Fair Value Measurement and Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-financial assets:
Other real estate owned	$ 28,193,000	$ 26,728,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Doubtful and Impaired commercial collateral dependent loans	168,621,000	46,491,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	110,583,000	1,272,000
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	0	35,061,000
Charges to allowance for probable loan losses in connection with other real estate owned	2,228,000	0	$ 2,000
Adjustment to fair value in connection with other real estate owned	632,000	2,538,000	$ 1,627,000
Fair Value, Measurements, Nonrecurring
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	14,662,000	10,221,000
Change in net provision, other real estate owned	632,000	2,538,000
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Assets:
Watch-List doubtful loans	169,246,000	46,124,000
Non-financial assets:
Other real estate owned	11,537,000	307,000
Fair Value, Measurements, Nonrecurring | Estimated Fair Value
Assets:
Watch-List doubtful loans	169,246,000	46,124,000
Non-financial assets:
Other real estate owned	$ 11,537,000	$ 307,000